Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Total	Class A Voting Common Stock	Common Stock	Common Stock Class A Voting Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2013	$ 169,701,644		$ 142,637,636		$ 5,746,777	$ 21,685,826	$ (368,595)
Beginning balance (in shares) at Dec. 31, 2013			13,943,744
Share issuance, (in shares)			1,100,000
Stock-based compensation	1,938,400				1,938,400
Foreign currency translation	(404,038)						(404,038)
Net income (loss)	36,465,630					36,465,630
Ending balance at Dec. 31, 2014	$ 207,701,636		$ 142,637,636		7,685,177	58,151,456	(772,633)
Ending balance (in shares) at Dec. 31, 2014	14,661,004		15,043,744
Share issuance, (in shares)			307
Stock-based compensation	$ 2,585,111				2,585,111
Foreign currency translation	12,267						12,267
Net income (loss)	(27,332,965)					(27,332,965)
Ending balance at Dec. 31, 2015	$ 182,966,049		$ 142,637,636	$ 142,637,636	10,270,288	30,818,491	(760,366)
Ending balance (in shares) at Dec. 31, 2015	15,044,051	7,521,788	15,044,051	7,521,788
Share issuance	$ 5,509,000				5,509,000
Share issuance, (in shares)				500,227
Stock-based compensation	313,000				313,000
Foreign currency translation	(29,000)				(789,000)		$ 760,000
Net income (loss)	(35,401,000)					(35,401,000)
Ending balance at Sep. 30, 2016	$ 153,358,000			$ 142,638,000	$ 15,303,000	$ (4,583,000)
Ending balance (in shares) at Sep. 30, 2016		8,022,015		8,022,015